Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	485BPOS
Registrant Name	T. Rowe Price State Tax-Free Income Trust
Document Period End Date	Feb. 29, 2012
Central Index Key	0000795384
Amendment Flag	false
Document Creation Date	Jun. 28, 2012
Document Effective Date	Jul. 01, 2012
Prospectus Date	Jul. 01, 2012